SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2024	Dec. 31, 2023
China, Yuan Renminbi
Balance sheet, exchange rate	7.2993	7.0999
Operation and comprehensive loss and cash flows, exchange rate	7.1957	7.0809
Sweden, Kronor
Balance sheet, exchange rate	11.0676	10.0506
Operation and comprehensive loss and cash flows, exchange rate	10.5747	10.6105